Information Provided In Connection With Outstanding Debt Of Subsidiaries (Condensed Consolidating Statement Of (Loss) Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Earned premiums									$ 1,082.0		$ 1,211.6		$ 1,414.9
Net investment income									125.8	[1]	133.6	[2]	145.5
Fee income, net									1.4		2.5		1.1
Net realized investment and other gains									49.2		36.8		(16.7)
Total revenue	318.6	306.2	336.4	297.2	316.5	333.3	362.4	372.3	1,258.4		1,384.5		1,544.8
Losses and loss adjustment expenses									863.1		777.5		853.1
Other reinsurance-related expense									5.9		0		0
Underwriting, acquisition and insurance expenses									425.7		466.0		521.2
Interest expense									22.1		22.9		25.7
Foreign currency exchange loss									3.5		(3.8)		(0.2)
Total expenses									1,320.3		1,262.6		1,405.7
Income (loss) before income taxes	8.1	(4.0)	30.7	(96.7)	15.7	33.2	34.3	38.7	(61.9)		121.9		139.1
Provision (benefit) for income taxes									20.0		35.2		23.9
Net income (loss) before equity in losses of subsidiaries									(81.9)		86.7		115.2
Equity in undistributed losses of subsidiaries)									0		0		0
Net (loss) income	1.4	(10.8)	21.6	(94.1)	11.3	24.2	27.3	23.9	(81.9)		86.7		115.2
Intercompany Dividend									100.0		17.5
Impairment of intangible asset									0		0		5.9
Argo Group International Holdings, Ltd (Parent Guarantor) [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Earned premiums									0		0		0
Net investment income									100.1	[1]	17.7	[2]	(1.7)
Fee income, net									0		0		0
Net realized investment and other gains									0		0		0
Total revenue									100.1		17.7		(1.7)
Losses and loss adjustment expenses									0		0		0
Other reinsurance-related expense									0		0		0
Underwriting, acquisition and insurance expenses									22.6		27.4		15.2
Interest expense									5.4		4.8		3.9
Foreign currency exchange loss									0		0		0
Total expenses									28.0		32.2		19.1
Income (loss) before income taxes									72.1		(14.5)		(20.8)
Provision (benefit) for income taxes									0		0		0
Net income (loss) before equity in losses of subsidiaries									72.1		(14.5)		(20.8)
Equity in undistributed losses of subsidiaries)									(154.0)		101.2		136.0
Net (loss) income									(81.9)		86.7		115.2
Impairment of intangible asset													0
Argo Group US, Inc. And Subsidiaries (Subsidiary Issuer) [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Earned premiums									440.7		490.5		535.9
Net investment income									88.9	[1]	89.8	[2]	112.3
Fee income, net									0.1		0.3		0.4
Net realized investment and other gains									36.9		25.0		5.0
Total revenue									566.6		605.6		653.6
Losses and loss adjustment expenses									290.0		290.9		348.5
Other reinsurance-related expense									0		0		0
Underwriting, acquisition and insurance expenses									161.5		172.3		200.6
Interest expense									15.5		16.4		17.0
Foreign currency exchange loss									0		0.7		0
Total expenses									467.0		480.3		566.1
Income (loss) before income taxes									99.6		125.3		87.5
Provision (benefit) for income taxes									28.0		37.5		18.0
Net income (loss) before equity in losses of subsidiaries									71.6		87.8		69.5
Equity in undistributed losses of subsidiaries)									0		0		0
Net (loss) income									71.6		87.8		69.5
Impairment of intangible asset													0
Other Subsidiaries And Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Earned premiums									641.3	[3]	721.1	[3]	879.0	[3]
Net investment income									36.8	[1],[3]	43.6	[2],[3]	34.9	[3]
Fee income, net									1.3	[3]	2.2	[3]	0.7	[3]
Net realized investment and other gains									12.3	[3]	11.8	[3]	(21.7)	[3]
Total revenue									691.7	[3]	778.7	[3]	892.9	[3]
Losses and loss adjustment expenses									573.1	[3]	486.6	[3]	504.6	[3]
Other reinsurance-related expense									5.9	[3]	0	[3]	0	[3]
Underwriting, acquisition and insurance expenses									241.6	[3]	266.3	[3]	305.4	[3]
Interest expense									1.2	[3]	1.7	[3]	4.8	[3]
Foreign currency exchange loss									3.5	[3]	(4.5)	[3]	(0.2)	[3]
Total expenses									825.3	[3]	750.1	[3]	820.5	[3]
Income (loss) before income taxes									(133.6)	[3]	28.6	[3]	72.4	[3]
Provision (benefit) for income taxes									(8.0)	[3]	(2.3)	[3]	5.9	[3]
Net income (loss) before equity in losses of subsidiaries									(125.6)	[3]	30.9	[3]	66.5	[3]
Equity in undistributed losses of subsidiaries)									0	[3]	0	[3]	0	[3]
Net (loss) income									(125.6)	[3]	30.9	[3]	66.5	[3]
Impairment of intangible asset													5.9	[3]
Consolidating Adjustments [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Earned premiums									0	[4]	0	[4]	0	[4]
Net investment income									(100.0)	[1],[4]	(17.5)	[2],[4]	0	[4]
Fee income, net									0	[4]	0	[4]	0	[4]
Net realized investment and other gains									0	[4]	0	[4]	0	[4]
Total revenue									(100.0)	[4]	(17.5)	[4]	0	[4]
Losses and loss adjustment expenses									0	[4]	0	[4]	0	[4]
Other reinsurance-related expense									0	[4]	0	[4]	0	[4]
Underwriting, acquisition and insurance expenses									0	[4]	0	[4]	0	[4]
Interest expense									0	[4]	0	[4]	0	[4]
Foreign currency exchange loss									0	[4]	0	[4]	0	[4]
Total expenses									0	[4]	0	[4]	0	[4]
Income (loss) before income taxes									(100.0)	[4]	(17.5)	[4]	0	[4]
Provision (benefit) for income taxes									0	[4]	0	[4]	0	[4]
Net income (loss) before equity in losses of subsidiaries									(100.0)	[4]	(17.5)	[4]	0	[4]
Equity in undistributed losses of subsidiaries)									154.0	[4]	(101.2)	[4]	(136.0)	[4]
Net (loss) income									54.0	[4]	(118.7)	[4]	(136.0)	[4]
Impairment of intangible asset													$ 0	[4]

[1]	Included in net investment income for Argo Group parent is intercompany dividend activity of $100.0 million
[2]	Included in net investment income for Argo Group parent is intercompany dividend activity of $0.0 million
[3]	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
[4]	Includes all Argo Group parent company eliminations